KATHLEEN A. MCGAH
                                                  Deputy General Counsel
                                                  Travelers Life & Annuity, 8 MS
                                                  TELEPHONE: (860) 277-7389
                                                  FAX: (860) 277-0842

May 2, 2002

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549
Attention:  IM Filing Desk

RE:  Rule 497(j) Filings

Dear Members of the Staff:

I hereby certify that the following documents are being filed pursuant to Rule 497(j) of the Securities Act of 1933 because the prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from those contained in each registrant's most recent post-effective amendment. In addition, I certify that the text of the registrants' most recent post-effective amendments was filed electronically via EDGAR.

Filed on Form N-4 under type 485BPOS

o The Travelers Fund ABD for Variable Annuities prospectuses and SAIs (Portfolio Architect, Portfolio Architect Select, Premier Advisers, Access, Access Select)

o The Travelers Fund ABD II for Variable Annuities prospectuses and SAIs (Portfolio Architect, Portfolio Architect Select, Premier Advisers, Access, Access Select)

o  The Travelers Fund BD for Variable Annuities prospectus and SAI (Vintage)
o  The Travelers Fund BD II for Variable Annuities prospectus and SAI (Vintage)
o  The Travelers Separate Account PF for Variable Annuities prospectus and
   SAI (PrimElite)
o The Travelers Separate Account PF II for Variable Annuities prospectuses and SAIs (PrimElite)
o The Travelers Separate Account QP for Variable Annuities prospectuses and SAIs (Gold Track, Gold Track Select)
o The Travelers Separate Account TM for Variable Annuities prospectus and SAI (Marquis)
o The Travelers Separate Account TM II for Variable Annuities prospectus and SAI (Marquis)
o The Travelers Fund U for Variable Annuities prospectus and SAI (Universal Annuity)


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o  The Travelers Separate Account Five for Variable Annuities prospectus and SAI
   (TRA)
o  The Travelers Separate Account Six for Variable Annuities prospectus and SAI
   (TRA)
o  The Travelers Separate Account Seven for Variable Annuities prospectus and
   SAI (Asset Manager)
o  The Travelers Separate Account Eight for Variable Annuities prospectus and
   SAI (Asset Manager)
o The Travelers Separate Account Nine for Variable Annuities prospectus and SAI (Vintage II)
o The Travelers Separate Account Ten for Variable Annuities prospectus and SAI (Vintage II)

Filed on Form N-1A under type 485BPOS
o  Capital Appreciation Fund prospectus and SAI
o  Money Market Portfolio prospectus and SAI
o  Managed Assets Trust prospectus and SAI
o  High Yield Bond Trust prospectus and SAI

Filed on Form N-3 under type 485BPOS
o  The Travelers Growth and Income Stock Account for Variable Annuities
o  The Travelers Quality Bond Account for Variable Annuities
o  The Travelers Money Market Account for Variable Annuities
o  The Travelers Timed Aggressive Stock Account for Variable Annuities
o  The Travelers Timed Growth and Income Stock Account for Variable Annuities
o  The Travelers Timed Short-Term Bond Account for Variable Annuities

The above named managed separate accounts are all contained in the Universal Annuity prospectus and SAI.

Filed on Form S-6 under type 485BPOS
o The Travelers Fund UL for Variable Life Insurance prospectuses (MarketLife, Variable Survivorship Life, Variable Survivorship Life II, Invest, Travelers Variable Life, Variable Life Accumulator).
o The Travelers Fund UL II for Variable Life Insurance prospectuses (MarketLife, Variable Survivorship Life, Variable Survivorship Life II, Travelers Variable Life, Variable Life Accumulator).
o The Travelers Variable Life Insurance Separate Account One prospectus (VintageLife)
o The Travelers Variable Life Insurance Separate Account Two prospectus (Portfolio Architect Life)
o The Travelers Variable Life Insurance Separate Account Three prospectus (VintageLife).
o The Travelers Variable Life Insurance Separate Account Four prospectus (Portfolio Architect Life).


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o  The Travelers Fund UL III for Variable Life Insurance prospectuses (COLI I,
   COLI 2000, COLI III, Corporate Benefit Life).

If you have any questions regarding this certification, please contact the undersigned at (860) 277-7389.

Sincerely,

/s/ Kathleen A. McGah